Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	December 31,
	2022	2021

Prepaid expenses and advances to service providers	1,015	580
Tax credits receivable	219	231
Receivable from related parties	49	15
Other receivables	120	57
Receivable on account of shares	-	1,500

	$1,403	$2,383